Fees Summary	Jun. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,294,680
Previously Paid Amount	0.00
Total Fee Amount	731.20
Total Offset Amount	0.00
Net Fee	731.20
Narrative - Max Aggregate Offering Price	$ 5,294,680
Final Prospectus	true